CONTINGENCIES AND COMMITMENTS - Summary of Provisions for Contingencies (Detail) - ARS ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Contingency provisions	$ 339,614,689	$ 430,578,034
Other Contingencies
Disclosure of other provisions [line items]
Contingency provisions	78,987,810	81,157,187
For Judgment of a Commercial Nature/Legal Matters
Disclosure of other provisions [line items]
Contingency provisions	33,289,610	33,586,769
For Labor Lawsuits
Disclosure of other provisions [line items]
Contingency provisions	4,213,095	923,760
For Claims and Cards
Disclosure of other provisions [line items]
Contingency provisions	200	217
For Guarantees Granted
Disclosure of other provisions [line items]
Contingency provisions	0	0
For Other Contingencies
Disclosure of other provisions [line items]
Contingency provisions	41,484,905	46,646,441
For Termination Benefits
Disclosure of other provisions [line items]
Contingency provisions	260,512,493	349,301,215
Difference due to Dollarization of Judicial Deposits Com. “A” 4686
Disclosure of other provisions [line items]
Contingency provisions	114,315	119,632
Administrative and disciplinary sanctions
Disclosure of other provisions [line items]
Contingency provisions	$ 71	$ 0